Trade and other receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables, net
Trade receivables, gross	$ 171,670	$ 181,968
Trade receivables, net ,Allowance for doubtful accounts	(22,276)	(22,128)	$ (22,016)
Trade receivables, net	149,394	159,840
Other receivables, gross	735,491	183,054
Allowance for expected credit losses	(8,621)	(9,717)	(10,006)
Other receivables	726,870	173,337
Total trade and other receivables, net	876,264	333,177
Classification by maturity:
Current portion	240,432	230,830
Non-current portion	635,832	102,347
Total trade and other receivables, net	876,264	333,177
Classification by nature:
Financial receivables	837,021	288,207
Non-financial receivables	39,243	44,970
Total trade and other receivables, net	876,264	333,177
Classification by measurement :
Trade receivables (not subject to provisional pricing)	15,417	33,287
Trade receivables (subject to provisional pricing)	133,977	126,553
Other accounts receivables	726,870	173,337
Total trade and other receivables, net	876,264	333,177
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Trade receivables, net	15,889	29,042
Other receivables, gross	15,694	34,185
Allowance for expected credit losses	(1,384)	(1,384)	$ (1,384)	$ (1,384)
Other receivables	14,310	32,801
Total trade and other receivables, net	14,854	49,720
Classification by maturity:
Current portion	14,854	28,044
Non-current portion	0	21,676
Total trade and other receivables, net	14,854	49,720
Classification by nature:
Financial receivables	14,505	27,658
Non-financial receivables	349	22,062
Total trade and other receivables, net	14,854	49,720
Classification by measurement :
Total trade and other receivables, net	14,854	49,720
Domestic clients [Member]
Trade and other receivables, net
Trade receivables, gross	135,811	129,283
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross	31,233	46,612
Foreign clients [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Trade receivables, net	544	16,919
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	4,626	6,073
Other receivables, gross	2,298	2,312
Related entities [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables	2,051	2,300
Value added tax credit [Member]
Trade and other receivables, net
Other receivables, gross	35,228	44,389
Refund application of value added tax [Member]
Trade and other receivables, net
Other receivables, gross	2,488	581
Tax deposits [Member]
Trade and other receivables, net
Other receivables, gross	12,711	12,413
Other.
Trade and other receivables, net
Other receivables, gross	401	257
Other. | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables	3,698	2,728
Accounts receivables to third parties [Member]
Trade and other receivables, net
Other receivables, gross	28,361	28,277
Due from sale of assets [Member]
Trade and other receivables, net
Other receivables, gross	7,481	8,233
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables, gross	10,921	20,569
Advances to suppliers [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables	9,596	7,095
Interest Receivable [Member]
Trade and other receivables, net
Other receivables, gross	2,608	2,648
Tax claims [Member]
Trade and other receivables, net
Other receivables, gross	601,056	62,373
Tax claims [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables	349	386
Loan to Personel [Member]
Trade and other receivables, net
Other receivables, gross	460	408
Bank Accounts in Trust [Member]
Trade and other receivables, net
Other receivables, gross	359	376
Allowance for credit losses [member]
Trade and other receivables, net
Allowance for expected credit losses	(8,621)	(9,717)
Restricted Time Deposits [Member]
Trade and other receivables, net
Other receivables, gross	29,242	0
Public Works Tax Deduction [Member]
Trade and other receivables, net
Other receivables, gross	1,527	0
Loans To Third Parties [Member]
Trade and other receivables, net
Other receivables, gross	$ 350	$ 218